Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes Tables Abstract
Income Tax Expense On Continuing Operations
	December 31,
	2010	2009	2008

	(in millions)
Federal:
Current	$(8)	$3	$12
Deferred	(118)	(160)	72
State:
Current	1	-	(1)
Deferred	(19)	(10)	(10)
Foreign:
Current	699	552	611
Deferred	41	195	35
Total	$596	$580	$719

Reconciliation Of US Federal Income Tax Rates And AES Effective Tax Rate For The Current And Two Prior Years
	December 31,
	2010	2009	2008
Statutory Federal tax rate	35%	35%	35%
State taxes, net of Federal tax benefit	(2)	(1)	-
Taxes on foreign earnings	(6)	(5)	(4)
Valuation allowance	3	-	3
Gain (loss) on sale of businesses	4	(3)	(13)
Chilean withholding tax reversals	(3)	-	-
Taxes on cash repatriation	-	-	6
Other - net	-	(1)	1
Effective tax rate	31%	25%	28%

Schedule Of Income Tax Payable And Receivable
	December 31,
	2010	2009

	(in millions)
Income taxes receivable - current	$520	$434
Income taxes receivable - noncurrent	21	22
Total income taxes receivable	$541	$456

Income taxes payable - current	$701	$508
Income taxes payable - noncurrent	8	11
Total income taxes payable	$709	$519

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2010	2009

	(in millions)
Differences between book and tax basis of property	$1,246	$1,694
Cumulative translation adjustment	94	(200)
Other taxable temporary differences	392	310
Total deferred tax liability	1,732	1,804

Operating loss carryforwards	(1,655)	(1,697)
Capital loss carryforwards	(93)	(107)
Bad debt and other book provisions	(543)	(561)
Retirement costs	(315)	(283)
Tax credit carryforwards	(60)	(68)
Other deductible temporary differences	(413)	(426)
Total gross deferred tax asset	(3,079)	(3,142)
Less: valuation allowance	1,334	1,670
Total net deferred tax asset	(1,745)	(1,472)
Net deferred tax (asset)/liability	$(13)	$332

Income Before Income Taxes, Foreign And Domestic
	December 31,
	2010	2009	2008

	(in millions)
U.S.	$(517)	$(1,015)	$(460)
Non-U.S.	2,431	3,331	2,993
Total	$1,914	$2,316	$2,533

Tax Years Potentially Subject To Examination And Jurisdictions
Jurisdiction	Tax Years Subject to Examination

Argentina	2004-2010
Brazil	2005-2010
Cameroon	2007-2010
Chile	1998-2010
Colombia	2008-2010
El Salvador	2007-2010
United Kingdom	1999-2010
United States (Federal)	1994-2010

Summary Of Income Tax Contingencies Text Block
	2010	2009	2008

	(in millions)
Balance at January 1	$511	$555	$590
Additions for current year tax positions	14	72	6
Additions for tax positions of prior years	51	7	80
Reductions for tax positions of prior years	(46)	(9)	(26)
Effects of foreign currency translation	(3)	6	(74)
Settlements	(67)	(104)	(18)
Lapse of statute of limitations	(23)	(16)	(3)
Balance at December 31	$437	$511	$555